Commitments and Contingencies (Commitments) (Details) (USD $)	0 Months Ended				0 Months Ended
	Nov. 02, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 11, 1997 WCBB [Member] wells	Mar. 31, 2013 WCBB [Member] wells	Dec. 31, 2012 WCBB [Member] wells	Mar. 31, 2013 Executive Officer [Member]	Dec. 31, 2012 Executive Officer [Member]	Mar. 31, 2013 Grizzly [Member]	Dec. 31, 2012 Grizzly [Member]	Oct. 05, 2012 Grizzly [Member]
Commitments [Line Items]
Percentage of interest in WCBB					50.00%
Contribution to plugging and abandonment trust					$ 18,000
Annual minimum wells to be plugged					20
Tenure of minimum wells to be plugged, years					20 years
Plugging and abandonment escrow account on the WCBB properties (Note 17)		3,113,000	3,113,000	3,121,000
Number of wells plugged						354	354
Employement agreement	3 years
Extension period	1 year
Notice period	90 days
Other Commitment								7,600,000	7,050,000
Contractual obligation for future salaries and benefits										$ 12,400,000	$ 6,300,000	$ 8,500,000